Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underlying income
- Net interest income	[1]	€ 13,811	€ 13,960	€ 13,647
- Net fee and commission income	[1]	2,868	2,798	2,710
Total Income	[1]	17,125	18,324	18,590
Underlying expenditure
- Additions to loan loss provision	[1]	1,120	656	676
Total expenses	[1]	11,472	11,338	10,505
Underlying result before taxation	[1]	5,653	6,986	8,085
Taxation	[1]	1,652	2,116	2,539
Non-controlling interests	[1]	99	108	82
Net result	[1]	3,903	4,761	5,464
Underlying net result [member]
Underlying income
Total Income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		11,472	10,563	10,505
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Special items [member]
Underlying income
Total Income				(121)
Underlying expenditure
- Operating expenses			(775)
Taxation				(121)
Net result			775	0
Insurance other [member]
Underlying income
Total Income			(89)	53
Underlying expenditure
Taxation			1	1
Net result			(90)	52
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total Income		1,181	(148)	(817)
Underlying expenditure
Taxation		303	(90)	(258)
Net result		878	(58)	(559)
ING Group [member]
Underlying expenditure
Net result		3,903	4,761	5,464
ING Group [member] | Underlying net result [member]
Underlying income
- Net interest income		14,079	13,916	13,714
- Net fee and commission income		2,868	2,803	2,714
- Total investment and other income		1,360	1,369	1,277
Total Income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		10,353	9,907	9,829
- Additions to loan loss provision		1,120	656	676
Total expenses		11,472	10,563	10,505
Underlying result before taxation		6,834	7,524	7,199
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
ING Group [member] | Special items [member]
Underlying expenditure
Net result			(775)	0
ING Group [member] | Insurance other [member]
Underlying expenditure
Net result			90	(52)
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(878)	58	559
ING Group [member] | ING Bank N.V. [member]
Underlying expenditure
Net result		3,966	4,665	5,578
ING Group [member] | ING Bank N.V. [member] | Underlying net result [member]
Underlying income
- Net interest income		14,074	13,949	13,782
- Net fee and commission income		2,868	2,803	2,714
- Total investment and other income		1,352	1,350	1,259
Total Income		18,295	18,102	17,755
Underlying expenditure
- Operating expenses		10,343	9,920	9,795
- Additions to loan loss provision		1,120	656	676
Total expenses		11,463	10,576	10,472
Underlying result before taxation		6,831	7,526	7,283
Taxation		1,889	2,036	2,182
Non-controlling interests		99	108	82
Net result		4,843	5,382	5,019
ING Group [member] | ING Bank N.V. [member] | Special items [member]
Underlying expenditure
Net result			(775)	0
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(878)	58	559
ING Group [member] | Other banking [member]
Underlying expenditure
Net result		(63)	6	(62)
ING Group [member] | Other banking [member] | Underlying net result [member]
Underlying income
- Net interest income		4	(34)	(68)
- Net fee and commission income		0	0	0
- Total investment and other income		8	19	17
Total Income		12	(15)	(51)
Underlying expenditure
- Operating expenses		9	(13)	34
- Additions to loan loss provision		0	0	0
Total expenses		9	(13)	34
Underlying result before taxation		3	(2)	(84)
Taxation		66	(8)	(22)
Net result		(63)	6	(62)
ING Group [member] | Total Banking [member]
Underlying expenditure
Net result		3,903	4,672	5,516
ING Group [member] | Total Banking [member] | Underlying net result [member]
Underlying income
- Net interest income		14,079	13,916	13,714
- Net fee and commission income		2,868	2,803	2,714
- Total investment and other income		1,360	1,369	1,277
Total Income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		10,353	9,907	9,829
- Additions to loan loss provision		1,120	656	676
Total expenses		11,472	10,563	10,505
Underlying result before taxation		6,834	7,524	7,199
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
ING Group [member] | Total Banking [member] | Special items [member]
Underlying expenditure
Net result			(775)	0
ING Group [member] | Total Banking [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		€ (878)	58	559
ING Group [member] | Legacy insurance [member]
Underlying expenditure
Net result			90	(52)
ING Group [member] | Legacy insurance [member] | Insurance other [member]
Underlying expenditure
Net result			€ 90	€ (52)

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.